Revenues - Balances from Contract with Customers and Estimated Deferred Revenue to be Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Revenues
Deferred revenue-current portion	$ 12,274		$ 1,597
Total deferred revenue	13,152	$ 2,100	2,081
Estimated deferred revenue
Not later than 1 year	12,274		1,597
Between 1 to 2 years	476		211
Between 2 to 3 years	255		205
Between 3 to 4 years	147		68
Total deferred revenue	13,152	$ 2,100	2,081
Revenue recognized	700
Oncology/Immunology segment
Revenues
Deferred revenue-current portion	11,078		1,450
Deferred revenue-noncurrent portion	878		484
Other Ventures segment
Revenues
Deferred revenue-current portion	$ 1,196		$ 147